Shareholder Report, Average Annual Return (Details) 197684_Rockefeller US Small Cap Core Fund_Class A_TSR SemiAnnual {Class A}	12 Months Ended	34 Months Ended
	May 31, 2026	May 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with maximum 5.25% sales charge)
Average Annual Return, Percent	7.66%	8.41%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	13.62%	10.49%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	43.08%	15.79%